Vanguard® Short-Term Treasury Fund
Schedule of Investments (unaudited)
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (97.4%)
U.S. Government Securities (81.4%)
	United States Treasury Note/Bond	3.250%	6/30/2027	200,026	198,721
	United States Treasury Note/Bond	3.750%	6/30/2027	64,000	63,952
	United States Treasury Note/Bond	0.375%	7/31/2027	135,000	129,310
	United States Treasury Note/Bond	2.750%	7/31/2027	305,234	301,192
[1,2]	United States Treasury Note/Bond	3.875%	7/31/2027	325,000	325,127
	United States Treasury Note/Bond	3.750%	8/15/2027	219,070	218,788
	United States Treasury Note/Bond	4.125%	9/30/2027	125,000	125,430
	United States Treasury Note/Bond	3.875%	11/30/2027	89,500	89,486
	United States Treasury Note/Bond	0.750%	1/31/2028	157,000	148,721
	United States Treasury Note/Bond	3.500%	1/31/2028	72,000	71,536
	United States Treasury Note/Bond	4.250%	2/15/2028	103,000	103,640
	United States Treasury Note/Bond	1.250%	3/31/2028	49,000	46,630
	United States Treasury Note/Bond	3.875%	3/31/2028	122,500	122,476
	United States Treasury Note/Bond	3.500%	4/30/2028	125,000	124,053
	United States Treasury Note/Bond	3.625%	5/31/2028	137,300	136,554
	United States Treasury Note/Bond	3.875%	7/15/2028	151,000	150,941
	United States Treasury Note/Bond	1.125%	8/31/2028	25,000	23,461
	United States Treasury Note/Bond	1.250%	9/30/2028	169,132	158,859
	United States Treasury Note/Bond	3.500%	10/15/2028	65,000	64,385
	United States Treasury Note/Bond	1.375%	10/31/2028	154,075	144,861
	United States Treasury Note/Bond	4.875%	10/31/2028	166,000	169,780
	United States Treasury Note/Bond	3.500%	11/15/2028	56,000	55,453
	United States Treasury Note/Bond	1.500%	11/30/2028	130,000	122,378
	United States Treasury Note/Bond	4.375%	11/30/2028	11,500	11,630
	United States Treasury Note/Bond	3.750%	12/31/2028	86,000	85,654
	United States Treasury Note/Bond	1.750%	1/31/2029	66,000	62,300
	United States Treasury Note/Bond	2.375%	3/31/2029	87,500	83,815
	United States Treasury Note/Bond	2.875%	4/30/2029	55,000	53,378
	United States Treasury Note/Bond	2.750%	5/31/2029	30,000	28,987
	United States Treasury Note/Bond	2.625%	7/31/2029	86,000	82,597
	United States Treasury Note/Bond	3.125%	8/31/2029	73,000	71,149
	United States Treasury Note/Bond	3.625%	8/31/2029	93,000	92,092
	United States Treasury Note/Bond	3.500%	9/30/2029	8,000	7,887
	United States Treasury Note/Bond	3.875%	9/30/2029	101,400	101,154
	United States Treasury Note/Bond	4.125%	10/31/2029	62,000	62,344
	United States Treasury Note/Bond	3.875%	12/31/2029	28,600	28,512
	United States Treasury Note/Bond	3.500%	1/31/2030	79,500	78,208
	United States Treasury Note/Bond	4.250%	1/31/2030	31,000	31,305
	United States Treasury Note/Bond	4.000%	2/28/2030	102,981	103,090
	United States Treasury Note/Bond	3.625%	3/31/2030	48,000	47,392
	United States Treasury Note/Bond	4.000%	3/31/2030	102,500	102,604
	United States Treasury Note/Bond	3.500%	4/30/2030	76,000	74,658
	United States Treasury Note/Bond	3.875%	4/30/2030	75,000	74,710
	United States Treasury Note/Bond	4.000%	5/31/2030	84,200	84,253
	United States Treasury Note/Bond	3.875%	7/31/2030	30,000	29,864
	United States Treasury Note/Bond	4.000%	7/31/2030	87,000	86,997
	United States Treasury Note/Bond	3.625%	8/31/2030	25,000	24,627
	United States Treasury Note/Bond	4.125%	8/31/2030	52,000	52,248
	United States Treasury Note/Bond	3.625%	9/30/2030	43,000	42,347
	United States Treasury Note/Bond	4.625%	9/30/2030	23,500	24,084
	United States Treasury Note/Bond	4.375%	11/30/2030	19,000	19,283
					4,742,903
Agency Bonds and Notes (2.7%)
	Resolution Funding Corp. Principal Strip	0.000%	1/15/2030	71,700	61,611
	Resolution Funding Corp. Principal Strip	0.000%	4/15/2030	110,000	93,526
					155,137
Conventional Mortgage-Backed Securities (8.9%)
[3,4]	Fannie Mae Pool	1.080%	12/1/2027	8,596	8,207
[3,4]	Fannie Mae Pool	1.120%	12/1/2027	14,900	14,220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Fannie Mae Pool	1.230%	6/1/2028	830	781
[3,4]	Fannie Mae Pool	1.330%	3/1/2028–10/1/2028	47,640	45,194
[3,4,5]	Fannie Mae Pool	1.382%	12/1/2030	6,707	5,926
[3,4]	Fannie Mae Pool	1.385%	10/1/2028	3,540	3,314
[3,4]	Fannie Mae Pool	1.400%	10/1/2028	5,310	4,972
[3,4]	Fannie Mae Pool	1.455%	10/1/2028	2,402	2,250
[3,4]	Fannie Mae Pool	1.470%	10/1/2028	8,910	8,367
[3,4]	Fannie Mae Pool	1.530%	5/1/2027	5,538	5,400
[3,4]	Fannie Mae Pool	1.540%	5/1/2028	3,850	3,655
[3,4]	Fannie Mae Pool	1.680%	10/1/2031	4,666	4,093
[3,4,5]	Fannie Mae Pool	1.773%	8/1/2051	576	558
[3,4]	Fannie Mae Pool	2.080%	3/1/2030	1,100	1,013
[3,4]	Fannie Mae Pool	2.140%	10/1/2029	9,412	8,832
[3,4]	Fannie Mae Pool	2.290%	10/1/2029	2,500	2,346
[3,4]	Fannie Mae Pool	2.350%	3/1/2030	2,400	2,243
[3,4]	Fannie Mae Pool	2.360%	9/1/2028	2,001	1,922
[3,4]	Fannie Mae Pool	2.420%	10/1/2029	1,523	1,440
[3,4]	Fannie Mae Pool	2.430%	1/1/2030	300	281
[3,4]	Fannie Mae Pool	2.500%	11/1/2029	846	800
[3,4]	Fannie Mae Pool	2.510%	4/1/2029	652	622
[3,4]	Fannie Mae Pool	2.550%	12/1/2029	1,170	1,105
[3,4]	Fannie Mae Pool	2.560%	9/1/2029	1,024	972
[3,4,5]	Fannie Mae Pool	2.881%	11/1/2029	32,643	31,418
[3,4]	Fannie Mae Pool	2.940%	8/1/2029	400	384
[3,4]	Fannie Mae Pool	2.965%	1/1/2028	1,970	1,934
[3,4]	Fannie Mae Pool	2.970%	12/1/2027	3,188	3,136
[3,4]	Fannie Mae Pool	2.990%	12/1/2027–7/1/2029	2,042	1,988
[3,4]	Fannie Mae Pool	3.000%	5/1/2027–10/1/2027	5,069	5,008
[3,4]	Fannie Mae Pool	3.020%	3/1/2028	400	392
[3,4]	Fannie Mae Pool	3.040%	7/1/2029	1,003	970
[3,4]	Fannie Mae Pool	3.050%	5/1/2028	3,709	3,632
[3,4]	Fannie Mae Pool	3.080%	5/1/2029	1,587	1,539
[3,4]	Fannie Mae Pool	3.140%	6/1/2029	1,213	1,178
[3,4]	Fannie Mae Pool	3.190%	5/1/2029	3,600	3,499
[3,4]	Fannie Mae Pool	3.205%	5/1/2029	1,700	1,654
[3,4]	Fannie Mae Pool	3.230%	3/1/2030	2,184	2,112
[3,4]	Fannie Mae Pool	3.290%	4/1/2027	1,100	1,092
[3,4]	Fannie Mae Pool	3.320%	7/1/2029	1,200	1,168
[3,4]	Fannie Mae Pool	3.420%	5/1/2028	721	710
[3,4]	Fannie Mae Pool	3.440%	5/1/2028	1,164	1,147
[3,4]	Fannie Mae Pool	3.470%	3/1/2029	4,206	4,125
[3,4]	Fannie Mae Pool	3.480%	3/1/2029	1,497	1,470
[3,4]	Fannie Mae Pool	3.485%	4/1/2028	700	692
[3,4]	Fannie Mae Pool	3.590%	2/1/2029	1,028	1,012
[3,4]	Fannie Mae Pool	3.630%	8/1/2028	977	966
[3,4]	Fannie Mae Pool	3.650%	8/1/2028	800	789
[3,4]	Fannie Mae Pool	3.680%	6/1/2028	1,424	1,411
[3,4]	Fannie Mae Pool	3.910%	1/1/2029	1,562	1,555
[3,4]	Fannie Mae Pool	4.035%	2/1/2028	6,600	6,574
[3,4]	Fannie Mae Pool	4.040%	8/1/2030	1,888	1,867
[3,4,5]	Fannie Mae Pool	4.304%	2/1/2056	15,712	15,466
[3,4]	Fannie Mae Pool	4.430%	12/1/2030	1,860	1,862
[3,4]	Fannie Mae Pool	4.490%	3/1/2031	4,420	4,427
[3,4,5]	Fannie Mae Pool	4.522%	9/1/2055	2,444	2,426
[3,4,5]	Fannie Mae Pool	4.553%	10/1/2055	4,110	4,084
[3,4,5]	Fannie Mae Pool	4.593%	3/1/2056	3,745	3,740
[3,4,5]	Fannie Mae Pool	4.617%	8/1/2055	1,433	1,436
[3,4,5]	Fannie Mae Pool	4.638%	11/1/2055	4,894	4,873
[3,4]	Fannie Mae Pool	4.650%	2/1/2029	17,840	18,071
[3,4]	Fannie Mae Pool	4.670%	8/1/2029	98	97
[3,4]	Fannie Mae Pool	4.680%	4/1/2031	7,700	7,739
[3,4,5]	Fannie Mae Pool	4.713%	1/1/2056	491	493
[3,4]	Fannie Mae Pool	4.740%	7/1/2030	3,020	3,037
[3,4,5]	Fannie Mae Pool	4.849%	12/1/2055	1,362	1,359
[3,4,5]	Fannie Mae Pool	4.860%	12/1/2055	8,036	8,054
[3,4,5]	Fannie Mae Pool	4.995%	11/1/2055	3,849	3,869
[3,4,5]	Fannie Mae Pool	4.996%	12/1/2055	28,192	28,344
[3,4,5]	Fannie Mae Pool	4.999%	8/1/2055	3,507	3,541
[3,4,5]	Fannie Mae Pool	5.048%	12/1/2055	1,087	1,095
[3,4,5]	Fannie Mae Pool	5.058%	1/1/2056	4,529	4,560

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,5]	Fannie Mae Pool	5.080%	9/1/2055	5,603	5,649
[3,4,5]	Fannie Mae Pool	5.094%	12/1/2055	2,883	2,912
[3,4,5]	Fannie Mae Pool	5.117%	10/1/2055	729	735
[3,4,5]	Fannie Mae Pool	5.125%	9/1/2055	1,572	1,587
[3,4,5]	Fannie Mae Pool	5.151%	6/1/2053	2,819	2,855
[3,4,5]	Fannie Mae Pool	5.167%	12/1/2055	292	295
[3,4,5]	Fannie Mae Pool	5.369%	5/1/2055	1,825	1,852
[3,4,5]	Fannie Mae Pool	5.396%	9/1/2055	8,603	8,727
[3,4,5]	Fannie Mae Pool	5.693%	9/1/2055	9,607	9,804
[3,4,5]	Freddie Mac Non Gold Pool	4.561%	10/1/2055	1,346	1,333
[3,4,5]	Freddie Mac Non Gold Pool	4.624%	3/1/2056	8,869	8,844
[3,4,5]	Freddie Mac Non Gold Pool	4.627%	1/1/2056	3,284	3,259
[3,4,5]	Freddie Mac Non Gold Pool	4.959%	11/1/2055	622	625
[3,4,5]	Freddie Mac Non Gold Pool	4.968%	2/1/2056	18,738	18,784
[3,4,5]	Freddie Mac Non Gold Pool	5.022%	9/1/2055	869	873
[3,4,5]	Freddie Mac Non Gold Pool	5.101%	11/1/2055	1,067	1,072
[3,4,5]	Freddie Mac Non Gold Pool	5.120%	9/1/2055	18,285	18,403
[3,4,5]	Freddie Mac Non Gold Pool	5.135%	12/1/2055	1,300	1,308
[3,4,5]	Freddie Mac Non Gold Pool	5.153%	8/1/2055	4,599	4,633
[3,4,5]	Freddie Mac Non Gold Pool	5.165%	10/1/2055	1,794	1,808
[3,4,5]	Freddie Mac Non Gold Pool	5.181%	11/1/2055	738	745
[3,4,5]	Freddie Mac Non Gold Pool	5.259%	10/1/2055	441	445
[3,4,5]	Freddie Mac Non Gold Pool	5.284%	9/1/2055	1,019	1,029
[3,4,5]	Freddie Mac Non Gold Pool	5.295%	9/1/2055	11,031	11,143
[3,4,5]	Freddie Mac Non Gold Pool	5.296%	9/1/2055	979	989
[3,4,5]	Freddie Mac Non Gold Pool	5.309%	11/1/2055	505	510
[3,4,5]	Freddie Mac Non Gold Pool	5.353%	10/1/2055	499	501
[3,4]	Freddie Mac Pool	1.050%	10/1/2027	17,110	16,389
[3,4]	Freddie Mac Pool	1.180%	5/1/2027	3,438	3,339
[3,4]	Freddie Mac Pool	4.550%	11/1/2029	3,570	3,574
[3,4]	Freddie Mac Pool	4.650%	1/1/2030	5,860	5,888
[3,4]	Freddie Mac Pool	4.850%	12/1/2029	2,320	2,339
[3,5]	Ginnie Mae II Pool	4.500%	9/20/2055–1/20/2056	30,734	30,602
[3,5]	Ginnie Mae II Pool	5.000%	11/20/2055–2/20/2056	2,370	2,387
[3,4]	UMBS Pool	5.000%	10/1/2035	14,685	14,866
					520,612
Nonconventional Mortgage-Backed Securities (4.4%)
[3,4]	Fannie Mae REMICS	1.750%	5/25/2041	8,536	7,737
[3,4]	Fannie Mae REMICS	4.500%	12/25/2051–7/25/2052	21,993	21,858
[3,4]	Fannie Mae REMICS	5.000%	6/25/2036–12/25/2054	55,071	55,171
[3,4]	Fannie Mae REMICS	5.500%	7/25/2036–12/25/2054	8,974	9,090
[3,4]	Freddie Mac REMICS	4.500%	8/25/2052–3/25/2053	75,023	74,417
[3]	Ginnie Mae REMICS	4.500%	10/20/2049–2/20/2055	15,015	14,860
[3,5]	Ginnie Mae REMICS	4.740%	6/20/2055	50,158	50,600
[3]	Ginnie Mae REMICS	5.000%	3/20/2052–12/20/2054	19,097	19,042
[3]	Ginnie Mae REMICS	5.500%	6/20/2052	2,943	2,977
					255,752
Total U.S. Government and Agency Obligations (Cost $5,692,121)					5,674,404
Asset-Backed/Commercial Mortgage-Backed Securities (1.4%)
[3,4]	Fannie Mae-Aces Class 2A Series 2020-M26	2.065%	9/25/2029	5,891	5,518
[3,4,5]	Fannie Mae-Aces Class A2 Series 2017-M12	3.167%	6/25/2027	1,346	1,332
[3,4,5]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/2029	2,557	2,463
[3,4]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/2029	1,141	1,084
[3,4]	Fannie Mae-Aces Class A2 Series 2019-M22	2.522%	8/25/2029	1,373	1,305
[3,4,5]	Fannie Mae-Aces Class A2 Series 2019-M25	2.330%	11/25/2029	1,549	1,458
[3,4]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/2029	8,341	8,150
[3,4]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/2029	6,712	6,518
[3,4]	Fannie Mae-Aces Class A2 Series 2020-M20	1.435%	10/25/2029	639	584
[3,4]	Fannie Mae-Aces Class A2 Series 2020-M42	1.270%	7/25/2030	1,900	1,693
[3,4]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/2030	3,198	2,893
[3,4]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/2030	6,732	6,292
[3,4,5]	Fannie Mae-Aces Class A2 Series 2020-M52	1.367%	10/25/2030	2,117	1,883
[3,4]	Fannie Mae-Aces Class A2 Series 2020-M8	1.821%	2/25/2030	7,024	6,458
[3,4,5]	Fannie Mae-Aces Class A2 Series 2021-M1	1.432%	11/25/2030	3,000	2,661
[3,4,5]	Fannie Mae-Aces Class A2 Series 2021-M17	1.714%	7/25/2031	6,400	5,663
[3,4,5]	Fannie Mae-Aces Class A2 Series 2021-M4	1.514%	2/25/2031	5,700	5,034
[3,4,5]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K547	4.421%	5/25/2030	1,300	1,306

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Federal National Mortgage Association-ACES Class Commercial MBS Series FNA 2022-M2 A2		2.399%	11/25/2031	18,340	16,651
[3,4,5]	Freddie Mac Multiclass Structured Pass Through Certificates Class A1 Series 2021-P007		1.137%	11/25/2027	2,767	2,640
[3,4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070		3.303%	11/25/2027	1,420	1,402
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $83,469)						82,988
					Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[6]	Vanguard Market Liquidity Fund (Cost $3,787)		3.685%		37,877	3,787
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.270% Annually	WFB	7/16/2026	3.270%	61,130	54
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.350% Annually	NGFP	10/16/2030	3.350%	31,000	623
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.018% Annually	NGFP	4/17/2028	4.018%	8,295	266
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.690% Annually	WFB	7/16/2026	3.690%	6,850	13
						956
Put Swaptions
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.600% Annually	JPMC	1/20/2028	3.600%	33,200	312
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.500% Annually	WFB	1/21/2027	3.500%	31,520	250
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.450% Annually	JPMC	2/5/2027	3.450%	31,090	270
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.500% Annually	BNPSW	5/13/2026	3.500%	25,610	264
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.798% Annually	MSBNA	10/15/2026	3.798%	10,410	96
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.018% Annually	NGFP	4/17/2028	4.018%	8,295	322
						1,514
Total Options Purchased (Cost $2,572)						2,470
Total Investments (98.9%) (Cost $5,781,949)						5,763,649
Other Assets and Liabilities—Net (1.1%)						65,281
Net Assets (100%)						5,828,930
Cost is in $000.
1	Securities with a value of $5,242 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $3,970 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BNPSW—BNP Paribas.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
NGFP—Nomura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
WFB—Wells Fargo Bank N.A.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.870% Annually	WFB	7/16/2026	2.870%	61,130	(18)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.608% Annually	NGFP	10/16/2035	3.608%	26,100	(748)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.170% Annually	NGFP	4/17/2028	4.170%	4,015	(254)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.090% Annually	WFB	7/16/2026	4.090%	6,850	(85)
					(1,105)

Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	JPMC	2/5/2027	3.750%	62,180	(348)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	JPMC	1/20/2028	3.850%	33,200	(242)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.100% Annually	JPMC	1/20/2028	4.100%	33,200	(187)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	WFB	1/21/2027	3.750%	63,040	(343)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.700% Annually	BNPSW	5/13/2026	3.700%	25,610	(83)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.800% Annually	BNPSW	5/13/2026	3.800%	25,610	(35)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.873% Annually	MSBNA	4/15/2027	3.873%	7,610	(99)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.170% Annually	NGFP	4/17/2028	4.170%	4,015	(294)
					(1,631)
Total Options Written (Premiums Received $2,971)					(2,736)
BNPSW—BNP Paribas.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
NGFP—Nomura Global Financial Products Inc.
SOFR—Secured Overnight Financing Rate.
WFB—Wells Fargo Bank N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	2,877	595,899	(3,655)
10-Year U.S. Treasury Note	June 2026	180	19,907	(9)
Ultra 10-Year U.S. Treasury Note	June 2026	361	40,742	(127)
				(3,791)

Short Futures Contracts
5-Year U.S. Treasury Note	June 2026	(1,130)	(121,855)	100
Long U.S. Treasury Bond	June 2026	(28)	(3,160)	6
				106
				(3,685)

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
8/30/2030	7/6/2026[1]	153,941	0.000[2]	(3.252)[3]	2,590	2,661
8/30/2030	7/6/2026[1]	15,300	0.000[2]	(3.574)[3]	69	69
4/10/2031	N/A	2,625	3.650[2]	(3.617)[3]	12	12

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
4/10/2031	N/A	2,625	3.669[3]	(3.650)[2]	(6)	(6)
5/15/2031	5/15/2026[1]	3,760	3.624[3]	(0.000)[2]	(16)	(16)
11/15/2035	6/30/2026[1]	14,860	0.000[2]	(3.572)[3]	409	405
11/15/2035	6/30/2026[1]	7,500	0.000[2]	(3.682)[3]	142	142
11/15/2035	6/30/2026[1]	7,500	0.000[2]	(3.833)[3]	53	53
10/18/2040	10/18/2030[1]	12,400	0.000[2]	(4.100)[3]	234	234
1/22/2041	1/22/2031[1]	2,190	4.517[3]	(0.000)[2]	17	17
10/18/2045	10/18/2035[1]	13,800	4.358[3]	(0.000)[2]	(231)	(231)
1/22/2046	1/22/2036[1]	2,690	0.000[2]	(4.781)[3]	(16)	(16)
					3,257	3,324
1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
3	Interest payment received/(paid) annually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
C.	Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
D.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,674,404	—	5,674,404
Asset-Backed/Commercial Mortgage-Backed Securities	—	82,988	—	82,988
Temporary Cash Investments	3,787	—	—	3,787
Options Purchased	—	2,470	—	2,470
Total	3,787	5,759,862	—	5,763,649
Derivative Financial Instruments
Assets
Futures Contracts[1]	106	—	—	106
Swap Contracts[1]	—	3,593	—	3,593
Total	106	3,593	—	3,699
Liabilities
Options Written	—	(2,736)	—	(2,736)
Futures Contracts[1]	(3,791)	—	—	(3,791)
Swap Contracts[1]	—	(269)	—	(269)
Total	(3,791)	(3,005)	—	(6,796)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.